Summary of Significant Accounting Policies - Summary of Total Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Prepaid expenses	$ 3,267	$ 847	$ 1,570
Advances	2,267	685
Capitalized transaction costs	0	3,941
Total other current assets	$ 5,534	$ 5,473	$ 1,570